Income Taxes - Summary of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 7,355	$ 9,228
Noncurrent deferred tax asset	98,007	87,812
Valuation allowance	(105,362)	(97,040)	(78,414)
Noncurrent deferred tax liability	(59,873)	(58,130)	(51,156)
Net deferred tax liability	$ (59,873)	$ (58,130)	$ (51,156)